Significant subsidiaries and equity method investments (Details) - 12 months ended Dec. 31, 2023
€ in Millions, ¥ in Millions, £ in Millions, SFr in Millions, R$ in Millions, $ in Millions, $ in Millions
	USD ($)	BRL (R$)	CHF (SFr)	EUR (€)	HKD ($)	GBP (£)	JPY (¥)
BANK-now AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr			SFr 30.0
Banco de Investimentos Credit Suisse (Brasil) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | R$		R$ 164.8
Credit Suisse (Deutschland) Aktiengesellschaft
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €				€ 130.0
Credit Suisse (Hong Kong) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital					$ 8,192.9
Credit Suisse (Italy) S.P.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €				170.0
Credit Suisse (Luxembourg) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr			230.9
Credit Suisse (Schweiz) AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr			100.0
Credit Suisse (UK) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £						£ 245.2
Credit Suisse (USA), Inc.
Significant subsidiaries and equity method investments disclosures
SEC-registered debt securities maturing in July 2032	$ 742.0
Equity interest in %	100.00%
Nominal capital	$ 0.0
redit Suisse Bank (Europe), S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €				€ 18.0
Credit Suisse Funds AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr			SFr 7.0
Credit Suisse International (Bank)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	98.00%
Nominal capital	$ 7,267.5
Equity interest held by other subsidiary in %	98.00%
Voting rights held by other subsidiary in %	98.00%
Remaining voting interests held by parent in %	2.00%
Credit Suisse Securities (Europe) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 9.6
Credit Suisse Securities (Japan) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ¥							¥ 78,100.0
Credit Suisse Securities (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
Credit Suisse Services (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
DLJ Mortgage Capital, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
Lime Residential Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital	$ 0.0
Swisscard AECS GmBH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	50.00%
ICBC Credit Suisse Asset Management Co., Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	20.00%
SIX Group AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	18.00%